Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Debt

Note 10. Debt

On December 15, 2010, we completed the sale of 3.5% convertible senior notes due 2017 (the “Convertible Notes”) for an aggregate principal amount of $143.75 million pursuant to the terms of an Indenture dated December 15, 2010. The Convertible Notes are the senior unsecured obligations of the Company. The Convertible Notes bear interest at a rate of 3.5% per annum, payable semi-annually in arrears on June 15 and December 15 of each year. The Convertible Notes will mature on December 15, 2017, unless earlier repurchased by us or converted.

The Convertible Notes will be convertible at an initial conversion rate of 10 shares of our common stock per $1,000 principal amount of Convertible Notes, which corresponds to an initial conversion price of $100.00 per share of our common stock. The conversion rate is subject to adjustment from time to time upon the occurrence of certain events.

Prior to June 15, 2017, holders may convert their Convertible Notes at their option only upon satisfaction of one or more conditions relating to the sale price of our common stock, the trading price per $1,000 principal amount of Convertible Notes or specified corporate events. On or after June 15, 2017, until the close of business of the business day immediately preceding the date the Convertible Notes mature, holders may convert their Convertible Notes at any time, regardless of whether any of the foregoing conditions have been met. As of the date of this report, none of the events that would allow holders to convert their Convertible Notes have occurred. Upon conversion, we will pay or deliver, as the case may be, cash, shares of our common stock or a combination thereof, at our election.

We may not redeem the Convertible Notes prior to maturity. Holders of the Convertible Notes may require us to purchase for cash all or a part of their Convertible Notes at a repurchase price equal to 100% of the principal amount of the Convertible Notes to be repurchased, plus accrued and unpaid interest, upon the occurrence of certain fundamental changes (as defined in the Indenture) involving the Company. The Indenture does not contain any financial or operating covenants or restrictions on the payments of dividends, the incurrence of indebtedness or the issuance or repurchase of securities by us or any of our subsidiaries.

The Indenture contains customary terms and nonfinancial covenants and defines events of default. If an event of default (other than certain events of bankruptcy, insolvency or reorganization) involving the Company occurs and is continuing, the Trustee (by notice to the Company) or the holders of at least 25% in principal amount of the outstanding Convertible Notes (by notice to the Company and the Trustee) may declare 100% of the principal of and accrued and unpaid interest, if any, on all the Convertible Notes to be due and payable. In case of certain events of bankruptcy, insolvency or reorganization, involving the Company, 100% of the principal of and accrued and unpaid interest on the Convertible Notes will automatically become due and payable. Upon a declaration of acceleration, principal and accrued and unpaid interest, if any, will be due and payable immediately. Notwithstanding the foregoing, the Indenture provides that, to the extent we elect, the sole remedy for an event of default relating to certain failures by us to comply with certain reporting covenants in the Indenture consists exclusively of the right to receive additional interest on the Convertible Notes.

In accordance with ASC 470-20, Debt, which applies to certain convertible debt instruments that may be settled in cash or other assets, or partially in cash, upon conversion, we recorded the long-term debt and equity components on our Convertible Notes separately on the issuance date. The amount recorded for long-term debt was determined by measuring the fair value of a similar liability that does not have an associated equity component. The measurement of fair value required the Company to make estimates and assumptions to determine the present value of the cash flows of the Convertible Notes, absent the conversion feature. This treatment increased interest expense associated with our Convertible Notes by adding a non-cash component to interest expense in the form of amortization of a debt discount calculated based on the difference between the 3.5% cash coupon rate and the effective interest rate on debt borrowing of approximately 12.5%. The discount is being amortized to interest expense through the December 15, 2017 maturity date of the Convertible Notes using the effective interest method and is included in interest expense on our condensed consolidated statements of operations. Additionally, we allocated the costs related to issuance of the Convertible Notes on the same percentage as the long-term debt and equity components, such that a portion of the costs is allocated to the long-term debt component and the equity component included in additional paid-in capital. The portion of the costs allocated to the long-term debt component is presented as deferred financing costs, net on our condensed consolidated balance sheets. These deferred financing costs are also being amortized to interest expense through the December 15, 2017 maturity date of the Convertible Notes using the effective interest method and such amortization is included in interest expense on our condensed consolidated statements of operations.

The Convertible Notes and the equity component, which is recorded in additional paid-in-capital, consisted of the following:

	March 31, 2012	December 31, 2011
	(in thousands)
Principal amount	$143,750	$143,750
Unamortized discount	(48,031)	(49,473)

Net carrying amount	$95,719	$94,277

Equity component	$55,038	$55,038

Based on the initial conversion rate of 10 shares of our common stock per $1,000 principal amount of Convertible Notes, which corresponds to an initial conversion price of $100.00 per share of our common stock, the number of shares issuable upon conversion of the Convertible Notes is 1,437,500. The value of these shares, based on the closing price of our common stock on March 31, 2012 of $65.69, was approximately $94.4 million. The fair value of our Convertible Notes as presented in Note 4 was $149.0 million at March 31, 2012.

Interest expense related to the Convertible Notes consisted of interest due on the principal amount, amortization of the discount and amortization of the portion of the deferred financing costs allocated to the long-term debt component. For the three months ended March 31, 2012 and 2011, interest expense related to the Convertible Notes was as follows:

	Three Months Ended March 31
	2012	2011
	(in thousands)
Stated amount at 3.5% coupon rate	$1,257	$1,257
Amortization of discount	1,442	1,279
Amortization of deferred financing costs	78	69

	$2,777	$2,605

Note 7. Debt

Convertible Senior Notes

On December 15, 2010, we completed the sale of 3.5% convertible senior notes due 2017 (the “Convertible Notes”) for an aggregate principal amount of $143.75 million pursuant to the terms of an Indenture dated December 15, 2010. The Convertible Notes are the senior unsecured obligations of the Company. The Convertible Notes bear interest at a rate of 3.5% per annum, payable semi-annually in arrears on June 15 and December 15 of each year. The Convertible Notes will mature on December 15, 2017, unless earlier repurchased by us or converted.

The Convertible Notes will be convertible at an initial conversion rate of 10 shares of our common stock per $1,000 principal amount of Convertible Notes, which corresponds to an initial conversion price of $100.00 per share of our common stock. The conversion rate is subject to adjustment from time to time upon the occurrence of certain events.

Prior to June 15, 2017, holders may convert their Convertible Notes at their option only upon satisfaction of one or more conditions relating to the sale price of our common stock, the trading price per $1,000 principal amount of Convertible Notes or specified corporate events. On or after June 15, 2017 until the close of business of the business day immediately preceding the date the Convertible Notes mature, holders may convert their Convertible Notes at any time, regardless of whether any of the foregoing conditions have been met. As of the date of this report, none of the events that would allow holders to convert their Convertible Notes have occurred. Upon conversion, we will pay or deliver, as the case may be, cash, shares of our common stock or a combination thereof, at our election.

We may not redeem the Convertible Notes prior to maturity. Holders of the Convertible Notes may require us to purchase for cash all or a part of their Convertible Notes at a repurchase price equal to 100% of the principal amount of the Convertible Notes to be repurchased, plus accrued and unpaid interest, upon the occurrence of certain fundamental changes (as defined in the Indenture) involving the Company. The Indenture does not contain any financial or operating covenants or restrictions on the payments of dividends, the incurrence of indebtedness or the issuance or repurchase of securities by us or any of our subsidiaries.

The Indenture contains customary terms and nonfinancial covenants and defines events of default. If an event of default (other than certain events of bankruptcy, insolvency or reorganization) involving the Company occurs and is continuing, the Trustee (by notice to the Company) or the holders of at least 25% in principal amount of the outstanding Convertible Notes (by notice to the Company and the Trustee) may declare 100% of the principal of and accrued and unpaid interest, if any, on all the Convertible Notes to be due and payable. In case of certain events of bankruptcy, insolvency or reorganization, involving the Company, 100% of the principal of and accrued and unpaid interest on the Convertible Notes will automatically become due and payable. Upon a declaration of acceleration, principal and accrued and unpaid interest, if any, will be due and payable immediately. Notwithstanding the foregoing, the Indenture provides that, to the extent we elect, the sole remedy for an event of default relating to certain failures by us to comply with certain reporting covenants in the Indenture consists exclusively of the right to receive additional interest on the Convertible Notes.

In accordance with ASC 470-20 Debt, which applies to certain convertible debt instruments that may be settled in cash or other assets, or partially in cash, upon conversion, we recorded the long-term debt and equity components on our Convertible Notes separately on the issuance date. The amount recorded for long-term debt was determined by measuring the fair value of a similar liability that does not have an associated equity component. The measurement of fair value required the Company to make estimates and assumptions to determine the present value of the cash flows of the Convertible Notes, absent the conversion feature. This treatment increased interest expense associated with our Convertible Notes by adding a non-cash component to interest expense in the form of amortization of a debt discount calculated based on the difference between the 3.5% cash coupon rate and the effective interest rate on debt borrowing of approximately 12.5%. The discount is being amortized to interest expense through the December 15, 2017 maturity date of the Convertible Notes using the effective interest method and is included in interest expense on our consolidated statements of operations. Additionally, we allocated the costs related to issuance of the Convertible Notes on the same percentage as the long-term debt and equity components, such that a portion of the costs is allocated to the long-term debt component and the equity component included in additional paid-in capital. The portion of the costs allocated to the long-term debt component is presented as deferred financing costs, net on our consolidated balance sheets. These deferred financing costs are also being amortized to interest expense through the December 15, 2017 maturity date of the Convertible Notes using the effective interest method and such amortization is included in interest expense on our consolidated statements of operations.

The Convertible Notes and the equity component, which is recorded in additional paid-in-capital, consisted of the following at December 31, 2011 and 2010:

	2011	2010
	(in thousands)
Principal amount	$143,750	$143,750
Unamortized discount	(49,473)	(54,828)

Net carrying amount	$94,277	$88,922

Equity component	$55,038	$55,038

Based on the initial conversion rate of 10 shares of our common stock per $1,000 principal amount of Convertible Notes, which corresponds to an initial conversion price of $100.00 per share of our common stock, the number of shares issuable upon conversion of the Convertible Notes is 1,437,500. The value of these shares, based on the closing price of our common stock on December 31, 2011 of $69.00, was approximately $99.2 million. The fair value of our Convertible Notes as presented in Note 5 was $145.3 million at December 31, 2011.

Interest expense related to the Convertible Notes consisted of interest due on the principal amount, amortization of the discount and amortization of the portion of the deferred financing costs allocated to the long-term debt component. For the years ended December 31, 2011 and 2010, interest expense related to the Convertible Notes was as follows:

	2011	2010
	(in thousands)
Stated amount at 3.5% coupon rate	$5,031	$210
Amortization of discount	5,355	209
Amortization of deferred financing costs	287	11

	$10,673	$430

Loan Agreement

In February 2009, we entered into a loan agreement pursuant to which we were able to borrow up to $20.0 million, which amount was placed in escrow by the lender. As of December 31, 2009, the entire $20.0 million commitment under the loan agreement had been borrowed and repaid and was no longer available to us. The amount of interest expense incurred and paid on amounts borrowed under the loan agreement during the year ended December 31, 2009 was approximately $149,000.

Beginning July 31, 2009, until all monies were borrowed and repaid in December 2009, the lender was entitled to convert any outstanding loans or available escrow funds in whole or in part into shares of our common stock at any time prior to termination of the loan agreement at the U.S. dollar equivalent of AU$35.00 per share. The terms and conditions of this conversion provision were evaluated and determined to result in an embedded derivative within the host contract loan agreement. We computed the fair value of the embedded derivative to be approximately $3.9 million at July 31, 2009, the initial measurement date. Fair value was determined using a valuation model with observable market inputs to determine relevant assumptions including interest rates and stock and foreign currency volatilities. The initial fair value was capitalized as deferred financing costs and was being amortized over the contractual term of the loan agreement. The amount of deferred financing cost amortization for the year ended December 31, 2009 was approximately $671,000 and is included in interest expense on our consolidated statements of operations.

During the period of time monies were available under the loan agreement, the change in the fair value of the embedded derivative resulted in an expense aggregating approximately $3.9 million, which is presented as a separate line item on our consolidated statements of operations. Due to the repayment of all amounts borrowed under the loan agreement, our inability to re-borrow amounts repaid and the lender’s inability to convert any repaid amounts into shares of our common stock, the proportionate amount of the fair value of the embedded derivative net of the proportionate amount of the unamortized balance of the deferred financing costs at the repayment dates were recorded as a gain on the extinguishment of debt. For the year ended December 31, 2009, the net gain aggregating $4.6 million is presented as a gain on early extinguishment of debt, net on our consolidated statements of operations.